Goodwill and Intangible Assets, Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 285,500	$ 18,150
Accumulated Amortization	(23,056)	(3,940)
Net Carrying Amount	$ 262,444	$ 14,210
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	8 years 7 months 6 days	6 years
Gross Carrying Amount	$ 154,400	$ 15,450
Accumulated Amortization	(11,894)	(3,239)
Net Carrying Amount	$ 142,506	$ 12,211
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	5 years	5 years
Gross Carrying Amount	$ 95,800	$ 2,560
Accumulated Amortization	(9,425)	(621)
Net Carrying Amount	$ 86,375	$ 1,939
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	10 years	2 years
Gross Carrying Amount	$ 35,300	$ 140
Accumulated Amortization	(1,737)	(80)
Net Carrying Amount	$ 33,563	$ 60